Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund - Jan/Jul
Schedule of Investments
March 31, 2023 (Unaudited)
The accompanying notes are an integral part of these financial statements.
1
Shares Value
EXCHANGE TRADED FUNDS - 32.39%
iShares 0-3 Month Treasury Bond ETF (a) ...................................................................... 658 $ 66,182
iShares iBoxx $ Investment Grade Corporate Bond ETF (a) ................................................ 441 48,338
SPDR Portfolio Intermediate Term Corporate Bond ETF (a) ................................................ 2,998 97,405
Vanguard Intermediate-Term Corporate Bond ETF (a) ....................................................... 1,214 97,387
Vanguard Short-Term Treasury ETF (a) ........................................................................... 378 22,128
TOTAL EXCHANGE TRADED FUNDS (Cost $ 331,952 ) ........................................................ 331,440
Contracts
Notional
Amount
PURCHASED OPTIONS - 147.53% (b)(c)
CALL OPTIONS - 147.53%
S&P 500® Mini Index , Expires 7/10/2023 , Strike Price $ 394.31 ...................................... 167 $ 6,862,531 487,449
S&P 500® Mini Index , Expires 7/10/2023 , Strike Price $ 159.90 ...................................... 25 1,027,325 199
S&P 500® Mini Index , Expires 7/10/2023 , Strike Price $ 0.58 .......................................... 25 1,027,325 1,021,866
1,509,514
TOTAL PURCHASED OPTIONS (Cost $ 1,451,777 ) ............................................................. 1,509,514
Principal
Amount
U.S. TREASURY NOTE - 24.08%
United States Treasury Note , 0 .125% , 1/15/2024 (a) ...................................................... $ 255,400 246,411
TOTAL U.S. TREASURY NOTE (Cost $ 246,586 ) ................................................................. 246,411
Total Investments (Cost $ 2,030,315 ) - 204 .00% ........................................................... 2,087,365
Liabilities in E xcess of Other Assets - ( 104 .00 ) % ........................................................... (1,064,133)
TOTAL NET ASSETS -   100 .00% .................................................................................... $ 1,023,232
Percentages are stated as a percent of net assets.
(a) All or a portion of each of these securities is segregated as collateral for written options.  The aggregate value of the securities segregated as collateral for written options is $577,851.
(b) Exchange-Traded.
(c) Purchased option contracts are held in connection with corresponding written option contracts.
SCHEDULE OF OPTIONS WRITTEN
March 31, 2023 (Unaudited)
  Description (a) Expiration Strike Price Contracts
Notional
Amount Value
Call Options
S&P 500® Mini Index ................................... 7/10/2023 $ 398.29 167 $ (6,862,531) $ (437,737)
S&P 500® Mini Index ................................... 7/10/2023 $ 159.90 25 (1,027,325) (629,169)
(1,066,906)
Put Options
S&P 500® Mini Index ................................... 7/10/2023 $ 358.46 25 (1,027,325) (8,414)
(8,414)
TOTAL OPTIONS WRITTEN (Premiums Received $1,038,754) $ (1,075,320)

The accompanying notes are an integral part of these financial statements.

The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):
Level 1 Level 2 Level 3 Total
Assets
Purchased Options $ – $ 1,509,514 $ – $ 1,509,514
Exchange Traded Funds 331,440 – – 331,440
U.S. Treasury Note – 246,411 – 246,411
Total Assets
$ 331,440 $ 1,755,925 $ – $ 2,087,365
Liabilities
Options Written $ – $ 1,075,320 $ – $ 1,075,320
Total Liabilities
$ – $ 1,075,320 $ – $ 1,075,320
The following tables summarize derivatives held by the Fund and their impact on the Fund's results of operations (see Note 3 in Notes to
Financial Statements).

Fair Valuation Measurement:
The Financial Accounting Standards Board established a framework for measuring fair value in accordance with U.S.
generally accepted accounting principles. Under ASC Topic 820, Fair Value Measurement (“ASC 820”), various inputs are used in determining the value of the Funds’ investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following table summarizes valuation of the Funds’ investments under the fair value hierarchy levels as of March 31,
2023 :
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.